Schedule I (Details Textual) - EBP 72-0214680 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Plan Name	HOME FEDERAL BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST
EBP, Plan Number	003
Entity Tax Identification Number	72-0214680
EBP, Form 5500 Caption, Total Assets	$ 11,082,936
EBP, Form 5500 Caption, Total Assets	14,106,360
EBP, Form 5500 Caption, Net Assets	11,082,936
EBP, Form 5500 Caption, Net Assets	14,106,360
EBP, Form 5500 Caption, Contributions, Employers	209,172
EBP, Form 5500 Caption, Contributions, Participants	352,198
EBP, Form 5500 Caption, Other Income	2,707,245
EBP, Form 5500 Caption, Total Income	3,268,615
EBP, Form 5500 Caption, Benefit Payment and Payments to Provide Benefits	204,126
EBP, Form 5500 Caption, Total Administrative Expenses	41,065
EBP, Form 5500 Caption, Total Expenses	245,191
EBP, Form 5500 Caption, Net Income (Loss)	$ 3,023,424